UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ironclad Managed Risk Fund
(Ticker Symbol: IRONX)

Semi-Annual Report
March 31, 2011

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Supplemental Information	12

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ironclad Managed Risk Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Ironclad Managed Risk Fund
Fund Expenses – March 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the Fund’s inception date of 10/14/10 to 3/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/14/10	3/31/11	10/14/10 – 3/31/11

Actual Performance	$1,000.00	$1,092.60	$6.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.36	$5.84

* Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 169/365 (to reflect the Fund’s since inception period).  Assumes all dividends and distributions were reinvested.

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2011
(Unaudited)

Principal Amount		Value
	Short-Term Investments - 93.4%
$30,000,000	U.S. Treasury Bill	$29,997,422
	Zero coupon, 0.08%
	Effective Yield, 4/21/2011*

1,000	U.S. Treasury Bill	1,000
	Zero coupon, 0.10%
	Effective Yield, 6/23/2011*

12,500,000	U.S. Treasury Bill	12,497,438
	Zero coupon, 0.10%
	Effective Yield, 6/30/2011*

31,183,525	UMB Money Market Fiduciary, 0.01% +	31,183,525

	Total Short-Term Investments	73,679,385
	(Cost $73,678,980)

	Total Investments - 93.4%	73,679,385
	(Cost $73,678,980)
	Other Assets in Excess of Liabilities - 6.6%	5,198,113
	Total Net Assets - 100.0%	$78,877,498

Number of Contracts
Written Options Contracts - 0.0%
Put Options
(500)	iShares MSCI Emerging Market Index Fund,
	Exercise Price: $47.00, Expiration Date: April 1, 2011	-
	Total Put Options (Proceeds $18,502)	-

* Security segregated as cover for open written option contracts.
+ The rate is the annualized seven-day yield at period end.

Holdings Allocation ^
U.S. Treasury Bill	57.7%
Money Market	42.3%
^ As a percentage of total investments

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $73,678,980)	$73,679,385
Receivables:
Fund shares sold	47,116
Dividends and interest	333
Segregated cash with broker	5,243,586
Total assets	78,970,420

LIABILITIES
Investments in options written, at value (Proceeds $18,502)	-
Payables:
Due to advisor	78,372
Fund shares redeemed	14,550
Total liabilities	92,922

NET ASSETS	$78,877,498

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$74,375,329
Accumulated net investment loss	(309,510)
Accumulated net realized gain on investments and options	4,792,772
Net unrealized appreciation on investments and options	18,907
Net Assets	$78,877,498

Number of shares issued and outstanding (par value of $0.01 per
share with unlimited number of shares authorized)	7,292,776
Net Asset Value per share	$10.82

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF OPERATIONS
For the Period October 14, 2010* through March 31, 2011 (Unaudited)

Investment Income
Income
Interest	$20,502
Total income	20,502

Expenses
Advisory fee	325,337
Interest expense	4,675
Total expenses	330,012
Net investment loss	(309,510)

Realized and Unrealized Gain from Investments and Options
Net realized gain from:
Investments	237,065
Written options	4,993,109
Net realized gain on investments and options	5,230,174
Net change in unrealized appreciation (depreciation) on:
Investments	405
Written options	18,502
Net unrealized gain on investments and options	18,907

Net Increase in Net Assets from Operations	$4,939,571

*Commencement of Operations

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Period
	October 14, 2010*
	to March 31, 2011
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(309,510)
Net realized gain on investments and written options	5,230,174
Net unrealized appreciation on investments and written options	18,907
Net increase in net assets resulting from operations	4,939,571

Distributions to Shareholders
From net capital gains	(437,402)

Capital Transactions
Net proceeds from shares sold	76,303,571
Reinvestment of distributions	437,402
Cost of shares redeemed	(2,365,644	) 1
Net change in net assets from capital transactions	74,375,329

Total increase in net assets	78,877,498

Net Assets
Beginning of period	-
End of period	$78,877,498

Accumulated net investment loss	$(309,510)

Capital Share Transactions	Shares
Shares sold	7,476,674
Shares reinvested	42,261
Shares redeemed	(226,159)
Net increase	7,292,776

*Commencement of Operations

1 Net of redemption fee proceeds of $2,108

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the Period.

	For the period
	October 14, 2010* to
	March 31, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss	(0.04)
Net realized and unrealized gain on investments	0.96
Total from investment operations	0.92

Less Distributions:
From net realized gain	(0.10)
Total distributions	(0.10)

Net asset value, end of period	$10.82

Total return	9.26	%1

Ratios and Supplemental Data
Net assets, end of period (in 000’s)	$78,877

Ratio of expenses to average net assets 3	1.27	%2
Ratio of net investment income to average net assets 4	(1.19	)%2

Portfolio turnover rate	20	%1

*	Commencement of Operations
1	Not annualized.
2	Annualized.
3	Includes interest expense. If these expenses were excluded, the ratio of expenses to average net assets would have been 1.25%.
4	Includes interest expense. If these expenses were excluded, the ratio of net investment income to average net assets would have been (1.17)%.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
(Unaudited)

Note 1 – Organization
Ironclad Managed Risk Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the mean between the last available bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS– March 31, 2011
(Unaudited) – Continued

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-months ended March 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 - Investment Advisory
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ironclad Investments LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor is obligated to pay all Fund expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation).

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes
At March 31, 2011, gross unrealized appreciation and depreciation of investments and options written based on cost for federal income tax purposes were as follows:

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS– March 31, 2011
(Unaudited) – Continued

Cost of investments	$73,678,980

Gross unrealized appreciation	$18,907
Gross unrealized depreciation	-

Net unrealized appreciation	$18,907

Proceeds from options written	$(18,502)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions
For the period October 14, 2010 (commencement of operations) through March 31, 2011, purchases and sales of investments, excluding short-term investments and options, were $421,995 and $6,835,429 respectively.

Transactions in option contracts written for the period October 14, 2010 through March 31, 2011 were as follows:

	Number of Contracts	Premiums Received
Outstanding at October 14, 2010 (commencement of operations)	-	$ -
Options written	73,018	8,168,573
Options terminated in closing purchasing transactions	(21,472)	(2,780,201
Options expired	(44,709)	(5,014,254)
Options exercised	(6,337)	(355,616)
Outstanding at March 31, 2011	500	$18,502

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 7 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS– March 31, 2011
(Unaudited) – Continued

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at value
Short-Term Investments
Money Market	$ 31,183,525	-	-	$ 31,183,525
U.S. Treasury Bill	-	42,495,860	-	42,495,860
Total Assets	$ 31,183,525	$ 42,495,860	-	$ 73,679,385

Liabilities Table
Other Financial Instruments
Written Option Contracts	$- (a)	-	-	$-
Total Liabilities	$-	-	-	$-

(a) Put option on iShares MSCI Emerging Market Index Fund valued at zero.

Note 8 –Derivatives and Hedging Disclosures:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period October 14, 2010 (commencement of operations) through March 31, 2011.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS– March 31, 2011
(Unaudited) – Continued

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of March 31, 2011 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Purchased Option Contracts	Investments in securities, at value	N/A	Written Option Contracts, at value	$-
Total		N/A		$-

The effects of derivative instruments on the Statement of Operations for the period October 14, 2010 (commencement of operations) through March 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Written Option Contracts
Equity contracts	$4,993,109
Total	$4,993,109

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Written Option Contracts
Equity contracts	$18,502
Total	$18,502

Note 9 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions and there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Note 10 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 13 & 14, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Ironclad Investments LLC (the “Investment Advisor”) with respect to the Ironclad Managed Risk Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by the Investment Advisor to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); and a summary of the Investment Advisor’s policies, including its code of ethics and compliance manual.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for the Board's consideration of the proposed approval of the Advisory Agreement.  At the meeting, representatives of the Investment Advisor made a presentation to the Board and discussed certain information it had provided in advance of the meeting, as well as other more current information, and the Board asked questions of the representatives of the Investment Advisor.  Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by the Investment Advisor and discussed the specific responsibilities of the Investment Advisor under the Advisory Agreement.  They also considered a report from the Investment Advisor on the background, qualifications, and experience of the Investment Advisor’s key portfolio management and operational personnel, and certain of its proposed operations, policies and procedures.  In addition, they considered information regarding the resources that the Investment Advisor would commit to managing the Fund, including information about the personnel who would be involved in managing the Fund's investments.  They also considered information about the Investment Advisor’s investment philosophy and process, its research process and its brokerage and trading practices.  The Trustees noted that because the Fund was a proposed new series and the Fund’s Investment Advisor had not previously managed any funds or accounts using substantially similar strategies to those of the Fund, performance information had not been provided.  The Board (including the Independent Trustees) determined that the nature, extent and quality of the services to be provided by the Investment Advisor were satisfactory.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed management fee for the Fund.  The Board noted that the Investment Advisor would receive a management fee of 1.25% of the Fund’s average daily net assets and would be obligated to pay from that fee all operating expenses, except for certain specified expenses, of the Fund.  They observed that the proposed management fee to be paid by the Fund was reasonable and below the average total expenses of funds in its peer group.  The Board (including the Independent Trustees) determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by the Investment Advisor.

Profitability of Advisory Agreement

The Board reviewed the Investment Advisor’s estimated profitability with respect to the Fund and determined the profitability was reasonable.  The Board also considered other potential benefits, in addition to profitability, that could arise from the Investment Advisor’s relationship with the Fund.

Economies of Scale

The Board and the Independent Trustees considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion

Based on these and other considerations, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement for an initial two-year term.

FUND INFORMATION

	TICKER	CUSIP
Ironclad Managed Risk Fund	IRONX	461418 642

Privacy Principles of the Ironclad Managed Risk Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ironclad Managed Risk Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-979-4766(IRON) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-979-4766(IRON) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at 1-888-979-4766(IRON).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Ironclad Funds
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-979-4766(IRON)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)   /s/ John P. Zader
John P. Zader, President

Date   June 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ John P. Zader
John P. Zader, President
Date   June 7, 2011

By (Signature and Title)   /s/ Rita Dam
Rita Dam, Treasurer

Date   June 7, 2011